Subsequent Events(Tables)	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Schedule Of Net Assets At Estimated Fair Market Value
Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117